Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

001-33519

July 25, 2007

CERT NYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Depositary Shares Each Representing 1/1,000 of a 7.000% Cumulative Preferred Share of Beneficial Interest, Series N, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 25, 2007. Tentative listing date – July 26, 2007.

Sincerely,

END